Securities (Tables)	12 Months Ended
Dec. 31, 2019
Investments Debt And Equity Securities [Abstract]
Available for Sale Securities

The amortized cost and fair value of available for sale securities and the related gross unrealized gains and losses recognized were as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2019
U.S. Treasury securities and obligations of U.S. government agencies	$19,401	$204	$(4)	$19,601
Obligations of states and political subdivisions	193,646	12,409	(21)	206,034
Mortgage-back securities in government sponsored entities	129,145	3,863	(144)	132,864
Total debt securities	$342,192	$16,476	$(169)	$358,499

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2018
U.S. Treasury securities and obligations of U.S. government agencies	$30,623	$202	$(140)	$30,685
Obligations of states and political subdivisions	168,993	3,680	(602)	172,071
Mortgage-back securities in government sponsored entities	143,707	1,024	(1,193)	143,538
Total debt securities	$343,323	$4,906	$(1,935)	$346,294

Fair Value of Securities by Contractual Maturity

The amortized cost and fair value of securities at year end 2019 by contractual maturity were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	Available for sale
	Amortized Cost	Fair Value
Due in one year or less	$11,124	$11,166
Due from one to five years	14,756	15,062
Due from five to ten years	26,117	27,173
Due after ten years	161,050	172,234
Mortgage-backed securities in government sponsored entities	129,145	132,864
Total securities available for sale	$342,192	$358,499

Proceeds from Sales of Securities, Gross Realized Gains and Losses

Proceeds from sales of securities, gross realized gains and gross realized losses were as follows:

	2019	2018	2017
Sale proceeds	$17,570	$14,667	$953
Gross realized gains	47	6	—
Gross realized losses	43	393	—
Gains (losses) from securities called or settled by the issuer	28	(26)	12

Securities with Unrealized Losses Not Recognized in Income

Debt securities with unrealized losses at year end 2019 and 2018 not recognized in income were as follows:

2019	12 Months or less		More than 12 months		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Treasury securities and obligations of U.S. government agencies	$—	$—	$3,408	$(4)	$3,408	$(4)
Obligations of states and political subdivisions	1,947	(21)	—	—	1,947	(21)
Mortgage-backed securities in gov’t sponsored entities	10,653	(91)	7,732	(53)	18,385	(144)
Total temporarily impaired	$12,600	$(112)	$11,140	$(57)	$23,740	$(169)

2018	12 Months or less		More than 12 months		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Treasury securities and obligations of U.S. government agencies	$—	$—	$16,469	$(140)	$16,469	$(140)
Obligations of states and political subdivisions	8,008	(71)	25,890	(531)	33,898	(602)
Mortgage-backed securities in gov’t sponsored entities	6,630	(90)	40,333	(1,103)	46,963	(1,193)
Total temporarily impaired	$14,638	$(161)	$82,692	$(1,774)	$97,330	$(1,935)

Schedule of Net Gains and Losses on Equity Investments Recognized in Earnings and Portion of Unrealized Gains and Losses for Period that Relates to Equity Investments

The following table presents the net gains and losses on equity investments recognized in earnings at year-end 2019 and 2018, and the portion of unrealized gains and losses for the period that relates to equity investments held at year-end 2019 and 2018:

	2019	2018
Net gains recognized on equity securities during the year	$121	$26
Less: Net gains (losses) realized on the sale of equity securities during the period	—	—
Unrealized gains recognized in equity securities held at December 31	$121	$26